August 8, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Salient MF Trust (the “Trust”), on behalf of: Salient Broadmark Tactical Plus Fund (the “Fund”) File Nos. 333-180225; 811-22678

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 12 (Amendment No. 13 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Fund’s prospectus and Statement of Additional Information.

Although, pursuant to Rule 485(a)(2) under the Securities Act, the Amendment is expected to become automatically effective on October 22, 2014, we hereby notify the Securities and Exchange Commission that the Trust anticipates requesting the acceleration of the effective date of the Amendment.

The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, Class C, Class I, and Class F shares of the Fund. No fees are required in connection with this filing.

In addition, it is proposed that the Fund acquire all the assets and assume the stated liabilities of Broadmark Tactical Plus Fund (the “Broadmark Fund”), a series of Broadmark Funds, in exchange for Class F shares of the Fund, in a tax-free reorganization, subject to the approval of the Broadmark Fund’s shareholders. The Trust intends to file a registration statement on Form N-14 to register Class F shares to be issued in connection with the proposed reorganization.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3231, or George P. Attisano at (617) 261-3240.

Sincerely,

/s/ George Zornada
George Zornada